Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Statutory federal tax rate	35.00%
Unrecognized tax benefit	$ 15.6	$ 19.4	$ 17.8
Increase in net income from recognition of unrecognized tax benefits	12.6	16.3
Net (decreases) increases in unrecognized tax benefits	(3.8)	1.6
Interest and penalties, net of tax, included in the provision for income taxes	(1.7)	0.4
Liability for the potential payment of interest and penalties	11.0	9.0
Earnings of certain non-U.S. subsidiaries indefinitely reinvested	141.0	137.4	105.9
Approximated cumulative amount of undistributed pre-tax earnings in subsidiaries	956.0
Additional deferred tax liability if Northern Trust had not elected to indefinitely reinvest foreign earnings	212.0
Net operating loss carryforwards	0
Leveraged Lease Obligations | Income Tax Expense Benefit
Income Taxes [Line Items]
Application of new tax estimates		$ (12.4)